Related party transactions	12 Months Ended
Jun. 30, 2021
Related party transactions
Related party transactions

26.    Related party transactions

As of June 30, 2021, Mytheresa Group was 76.9% owned subsidiary of MYT Holding LLC, USA. The ultimate parent of Mytheresa Group is MYT Ultimate Parent LLC, USA as of June 30, 2021.

a)	Related Parties transactions

As of June 30, 2020, Mytheresa Group was party to two Shareholder Loans with MYT Intermediate Holding Co., USA. Refer to Note 21 for further details regarding the Shareholder Loans.

As of June 30, 2021, Mytheresa Group had a receivable against MYT Ultimate Parent LLC, USA in an amount of €213 thousand. Further, Mytheresa Group had liabilities to MYT Ultimate Parent LLC, USA in an amount of €838 thousand. These balances resulted from various intercompany charges.

b)	Key Management Personnel Compensation

Key management personnel as defined by IAS 24 are persons who, by virtue of their positions, are responsible for the operations of Mytheresa Group. The managing directors of the Company and MGG constitute key management persons for Mytheresa Group, as the managing directors of the company and MGG have the authority and responsibility for planning, directing and controlling Mytheresa Group´s operating activities. The following table shows the personnel expenses for managing directors:

	Year Ended June 30,
(in € thousands)	2019	2020	2021

Short-term compensation	1,111	1,623	6,421
Personnel expenses from long-term employee benefits	1,076	1,340	1,216
Income from reversal of other long-term employee benefits	—	—	(2,056)
Long-term employee benefits (net income)	1,076	1,340	(840)
Share-based compensation - Old Plans	153	65	427
Share-based compensation - IPO related compensation for Managing Directors	—	—	61,578
Total Share-based compensation	153	65	62,005
Total personnel expenses for Managing Directors	2,340	3,028	67,586

Long-term employee benefits for Managing Directors relate to a long-term incentive program, which was established in 2018, under which a cash bonus was to be paid out upon achievement of specific revenue goals.

At the time the IPO-related share-based compensation awards were granted (see Note 27 for details), the Managing Directors waived a portion of the long-term incentive program. The Group recognized income of €2,056 thousand from the reversal of such accrued amount related to this program. Refer to Note 27 for further details regarding the Share-based compensation.